Loans and Financing - Summary of Loans and Financing (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of detailed information about loans and financing [line items]
Borrowing costs incurred	$ 0.0
Brazilian Development Bank [member]
Disclosure of detailed information about loans and financing [line items]
Loans and Financing Settlement	$ 202.2